INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current deferred tax assets (liabilities):
Valuation allowance	$ 0	$ 0
Total current deferred tax asset (liability)	0	0
Noncurrent deferred tax assets (liabilities):
Intangible assets amortization	620,447	460,773
Net operating loss carry forwards	1,681,403	949,243
Stock based compensation	1,287,336	1,287,336
Other	98,927	98,927
Less: valuation allowance	(3,688,113)	(2,796,279)
Total noncurrent deferred tax asset (liability)	0	0
Total deferred tax asset (liability)	$ 0	$ 0